SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Financial Statement [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Currency exchange rate, description	US$1=HK$7.843	US$1=HK$7.809
Financial Statement One [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Currency exchange rate, description	US$1=HK$7.843	US$1=HK$7.809